CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 554,620	$ 84,999	¥ 999,012
Restricted cash	84,564	12,960	23,813
Accounts receivable, net	2,281	350	1,745
Amounts due from related parties	733	112	191
Inventories	7,814	1,198	8,685
Prepayments and other current assets	94,556	14,491	51,420
Total current assets	744,568	114,110	1,084,866
Non-current assets:
Property and equipment, net	107,537	16,481	137,340
Intangible assets, net	185,647	28,452	210,346
Long-term investment			33,000
Goodwill	659,255	101,035	665,416
Deferred tax assets, net	34,241	5,248	11,026
Other non-current assets	55,853	8,560	49,638
Operating lease right-of-use assets	639,304	97,977	610,323
Total non-current assets	1,681,837	257,753	1,717,089
Total assets	2,426,405	371,863	2,801,955
Current liabilities
Current portion of long-term loan	226,744	34,750	134,015
Accounts payable	11,028	1,690	7,553
Accrued expenses and other current liabilities	164,193	25,164	202,808
Deferred revenue and customer advances	563,736	86,396	716,637
Income taxes payable	5,556	851	14,594
Current portion of operating lease liabilities	197,098	30,207	157,911
Total current liabilities	1,168,355	179,058	1,233,518
Non-current liabilities
Long-term loan	191,397	29,333	370,163
Deferred revenue and customer advances	38,204	5,855	39,397
Operating lease liabilities	452,485	69,346	464,304
Deferred tax liabilities, net	24,011	3,680	31,116
Other non-current liabilities	50,447	7,732	39,156
Total non-current liabilities	756,544	115,946	944,136
Total liabilities	1,924,899	295,004	2,177,654
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 112,755,320 and 112,951,232 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	6,959	1,067	6,946
Additional paid-in capital	603,173	92,440	583,262
Statutory reserves	105,357	16,147	104,830
Accumulated deficit	(260,019)	(39,850)	(127,059)
Accumulated other comprehensive income	39,642	6,075	40,917
Total RISE Education Cayman Ltd shareholders' equity	495,112	75,879	608,896
Non-controlling interests	6,394	980	15,405
Total equity	501,506	76,859	624,301
Total liabilities and shareholders' equity	¥ 2,426,405	$ 371,863	¥ 2,801,955